Acquisition of Assets and Business from Solar Bina Engineering Sdn. Bhd. at Discount under Common Control (Details)	Jul. 31, 2021 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)	Jan. 01, 2021 MYR (RM)
Acquisition of Assets and Business from Solar Bina Engineering Sdn. Bhd. at Discount under Common Control [Line Items]
Inventory		RM 3,049,405	$ 681,355	RM 1,863,933
Other asset		114,292,130	$ 25,537,288	RM 83,873,519	RM 34,356,319
Solar Bina Engineering Sdn Bhd. [Member]
Acquisition of Assets and Business from Solar Bina Engineering Sdn. Bhd. at Discount under Common Control [Line Items]
Gain on bargain purchase	RM 355,271
Loss on business or asset transfer	49,722
Cash consideration transferred		RM 1,020,236
Solar Bina Engineering Sdn Bhd. [Member] | Acquisition without Consideration [Member]
Acquisition of Assets and Business from Solar Bina Engineering Sdn. Bhd. at Discount under Common Control [Line Items]
Gain on bargain purchase	49,722
Solar Bina Engineering Sdn Bhd. [Member] | Net Asset Value [Member]
Acquisition of Assets and Business from Solar Bina Engineering Sdn. Bhd. at Discount under Common Control [Line Items]
Inventory						RM 1,375,507
Other asset	RM 1,020,236